Share-Based Compensation - Share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Share-based compensation expense
Total share-based compensation expense	$ 9,998	¥ 71,532	¥ 146,486	¥ 24,975
Sales and marketing
Share-based compensation expense
Total share-based compensation expense	127	906	2,113	735
General and administrative
Share-based compensation expense
Total share-based compensation expense	$ 9,871	¥ 70,626	¥ 144,373	¥ 24,240